Derivative Instruments (Narrative) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Derivative [Line Items]
Credit Derivative, Purchased Credit Protection	$ 0	$ 150
Credit Risk Derivatives, at Fair Value, Net Asset (Liability) (less than)	0	14
Cash Flow Hedge Gain (Loss) to be Reclassified within Twelve Months	20
Credit Default Swap, Selling Protection
Derivative [Line Items]
Credit Derivative, Maximum Exposure, Undiscounted	47	157
Credit Risk Derivatives, at Fair Value, Net Asset (Liability) (less than)	0	11
Credit Default Swap, Selling Protection | NAIC 6
Derivative [Line Items]
Credit Derivative, Maximum Exposure, Undiscounted	47
Policyholders' account balances
Derivative [Line Items]
Embedded Derivative, Fair Value of Embedded Derivative, Net Liability	(3,502)	(3,246)
Other assets
Derivative [Line Items]
Embedded Derivative, Fair Value of Embedded Derivative, Net Liability	141	73
Other liabilities
Derivative [Line Items]
Embedded Derivative, Fair Value of Embedded Derivative, Net Liability	$ (10)	$ (13)